Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (20,866,169)	$ (38,033,588)	$ (45,757,237)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization expenses	2,601,044	3,519,859	10,711,543
Net provision for (reversal of) credit losses	(1,052,143)	975,114	3,803,437
Share-based compensation expenses (reversal of share-based compensation expenses)	(1,013,080)	(153,034)	3,903,970
Loss on disposal of property, plant and equipment	3,694	478,849	547,338
Loss on disposal of intangible assets		200,000
Inventory write-down	272,316	340,186	6,482,019
Loss (gain) on short-term investment	(382,896)	(356,996)	509,496
Impairment of goodwill		2,299,628
Deferred income taxes	(42,545)	(1,031,461)	(80,599)
Impairment of property, plant and equipment		57,117
Impairment of intangible assets		3,708,247	20,738,130
Impairment of VAT recoverable		16,688,647	4,474,784
Loss from cybersecurity event		2,251,551
Noncash lease expenses	1,446,952	1,835,542	1,711,943
Loss from modification of lease contract	15,334
(Gain) loss on foreign currency transactions	2,169,880	(456,647)	2,161,264
Loss (gain) on disposal of cryptocurrencies	374,964	(744,803)
Gain on disposal of subsidiaries		(7,524)	(5,941)
Changes in assets and liabilities:
Accounts receivable, net	49,129	2,612,509	2,882,106
Inventories, net	(191,030)	(122,326)	(185,504)
Advances to suppliers	20,400	229,246	677,912
VAT recoverable	(33,836)	(133,790)	(1,247,508)
Prepayments and other current assets, net	1,722,176	956,970	10,410,167
Other assets	474,554	(323,279)	(850,791)
Accounts payable	(112,408)	(1,130,842)	(1,787,125)
Other non-current liability	382,678
Advances from customers	(11,976)	(916,451)	163,883
Accrued liabilities and other payables	(3,440,917)	(4,272,841)	(14,109,951)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(17,613,879)	(11,530,117)	5,153,336
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(223,106)	(985,794)	(3,803,943)
Purchases of intangible assets			(10,260,785)
Proceeds from disposal of property, plant and equipment	15,251
Cash paid for short-term investments	(36,286,215)		(28,552,566)
Collections from short-term investments	31,635,910	5,694,982	55,101,678
Purchase of cryptocurrencies		(9,162,886)
Proceeds from disposal of cryptocurrencies		7,199,398
Prepayment for property, plant and equipment	(4,716,030)	(123,000)	(856,551)
Payments for business combination, net of cash acquired	(317,395)		(5,863,499)
Cash from disposal of subsidiaries, net of cash disposed of		7,524	(11,492)
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(9,891,585)	2,630,224	5,752,842
EFFECT OF FOREIGN EXCHANGE ON CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(410,170)	(407,061)	394,336
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(27,915,634)	(9,306,954)	11,300,514
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	242,920,162	252,227,116	240,926,602
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	215,004,528	242,920,162	252,227,116
Cash paid for:
Interest
Income taxes			7,666
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Liabilities assumed in connection with purchase of property, plant and equipment	2,131	34,596	4,616,480
Liabilities assumed in connection with purchase of intangible assets			5,440
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	273,213	1,801,664	5,394,251
Remeasurement of the lease liabilities and right-of-use assets due to lease modification	1,350,538	320,911	1,485,436
Issuance of vested restricted share awards		98	232
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	213,822,331	241,634,262	251,294,952
Restricted cash, current	580,019	88,614	29,039
Restricted cash, non-current	602,178	1,197,286	903,125
Total cash, cash equivalents and restricted cash	$ 215,004,528	$ 242,920,162	$ 252,227,116